Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Current assets
Cash	839	127	18
Inter-group balance due from VIE, WFOE and subsidiaries	120,885	110,086	15,743
Total current assets	121,724	110,213	15,761
Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	359,662	260,943	37,314
Total non-current assets	359,662	260,943	37,314
Total Assets	481,386	371,156	53,075
Liabilities:
Other Liabilities	16,664	16,399	2,345
Total Liabilities	16,664	16,399	2,345
Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 3,000,000,000 and 5,000,000,000 Class A ordinary shares authorized, 890,653,509 and 3,682,264,509 shares issued, and 890,653,509 and 3,682,264,509 shares outstanding as of December 31, 2024 and 2025, respectively; 6,296,630 and 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively; nil and 500,000,000 Class C ordinary shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively; 890,653,509 and 19,993,703,370 shares (undesignated) authorized, nil and nil shares (undesignated) issued and outstanding as of December 31, 2024 and 2025, respectively)
	615	2,602	372
Additional paid-in capital	1,839,482	1,877,581	268,491
Accumulated deficit	(1,373,825)	(1,523,289)	(217,827)
Accumulated other comprehensive loss	(1,550)	(2,137)	(306)
Total Quhuo Group Limited’s Equity	464,722	354,757	50,730
Non-controlling interests	—	—	—
Total shareholders’ equity	464,722	354,757	50,730
Total liabilities and shareholders’ equity	481,386	371,156	53,075

Schedule of Condensed Statements of Comprehensive Loss

Condensed statements of comprehensive loss

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues	—	1,439	—	—
General and administrative	(9,929)	(7,364)	(19,603)	(2,803)
Other income/(expense), net	5,396	(6,895)	53	8
Share of gain/(loss) in subsidiaries, the VIE and the VIE’ subsidiaries	7,867	15,525	(129,914)	(18,577)
Income/(loss) before income tax	3,334	2,705	(149,464)	(21,372)
Income tax expenses	—	—	—	—
Net income/(loss) attributable to ordinary shareholders	3,334	2,705	(149,464)	(21,372)
Comprehensive income/(loss)	3,334	2,705	(149,464)	(21,372)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net income/(loss)	3,334	2,705	(149,464)	(21,372)
Share of gain/(loss) in subsidiaries, VIE and VIE’s Subsidiaries	(7,867)	(15,525)	129,914	18,577
Share-based compensation	2,655	—	—	—
Other (expense)/income, net	(5,396)	6,895	(53)	(8)
Unrealized foreign exchange gain	(210)	(12)	35	5
Changes in operating assets and liabilities	(1,025)	6,486	6,708	959
Net cash (used in)/provided by operating activities	(8,509)	549	(12,860)	(1,839)
Net cash provided by investing activities	1,420	876	12,183	1,742
Net cash provided by/ (used in) financing activities	146	(1,022)	—	—
Effect of exchange rate changes on cash	210	12	(35)	(5)
Net (decrease)/increase in cash	(6,733)	415	(712)	(102)
Cash at beginning of the year	7,157	424	839	120
Cash at end of the year	424	839	127	18